Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares
Operating revenues:
Revenues services	$ 863,647,642	$ 43,878	$ 878,411,323	$ 831,885,365
Sales of equipment	174,560,039	8,869	143,222,212	143,527,123
Operating revenues	1,038,207,681	52,747	1,021,633,535	975,412,488
Operating costs and expenses:
Cost of sales and services	508,822,430	25,851	496,335,746	485,060,579
Commercial, administrative and general expenses	227,192,478	11,543	240,634,431	228,101,116
Other expenses	6,923,022	352	24,345,113	4,114,562
Depreciation and amortization	155,712,580	7,911	160,174,942	148,525,921
Operating costs and expenses	898,650,510	45,657	921,490,232	865,802,178
Operating income	139,557,171	7,090	100,143,303	109,610,310
Interest income	10,646,169	541	2,925,648	4,192,595
Interest expense	(31,771,433)	(1,614)	(30,300,781)	(33,862,012)
Foreign currency exchange loss, net	(7,261,956)	(369)	(13,818,951)	(40,427,407)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(10,176,316)	(517)	(1,943,760)	(16,225,841)
Equity interest in net result of associated companies	267		91,385	189,950
Profit before income tax	100,993,902	5,131	57,096,844	23,477,595
Income tax	46,477,079	2,361	24,941,511	11,398,856
Net profit for the year	54,516,823	2,770	32,155,333	12,078,739
Net profit for the year attributable to:
Equity holders of the parent	52,566,197	2,670	29,325,921	8,649,427
Non-controlling interests	1,950,626	100	2,829,412	3,429,312
Net profit for the year	$ 54,516,823	$ 2,770	$ 32,155,333	$ 12,078,739
Basic and diluted earnings per share attributable to equity holders of the parent | (per share)	$ 0.79	$ 0.04	$ 0.44	$ 0.13
Net other comprehensive (loss) income that may be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	$ (64,314,032)	$ (3,268)	$ (18,309,877)	$ 107,498,708
Effect of fair value of derivatives, net of deferred taxes			12,292	49,129
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	757,278	38	(7,046,089)	14,773,399
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(3,765,688)	(191)	622,424	(6,673,731)
Total other comprehensive (loss) income items for the year, net of deferred taxes	(67,322,442)	(3,421)	(24,721,250)	115,647,505
Total comprehensive income (loss) for the year	(12,805,619)	(651)	7,434,083	127,726,244
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	(11,770,227)	(598)	1,201,698	120,974,842
Non-controlling interests	(1,035,392)	(53)	6,232,385	6,751,402
Total comprehensive income (loss) for the year	$ (12,805,619)	$ (651)	$ 7,434,083	$ 127,726,244